SHARE BASED COMPENSATION (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 31, 2014 CEHIL [Member]	May 13, 2014 CEHIL [Member]	Dec. 31, 2014 CEHIL [Member] CNY	Sep. 05, 2014 New Flourish Holdings Limited [Member]	Dec. 31, 2014 Senior Management [Member] USD ($)	Dec. 31, 2014 Senior Management [Member] CNY	Sep. 05, 2014 Common Class A [Member] CEHIL [Member]	Sep. 05, 2014 Common Class A [Member] New Flourish Holdings Limited [Member]	May 05, 2014 Common Class A [Member] New Flourish Holdings Limited [Member]	Dec. 31, 2014 Restricted stock [Member]	May 14, 2014 Restricted stock [Member] USD ($)	Feb. 04, 2005 Share Incentive Plan 2005 [Member]	Nov. 14, 2008 Share Incentive Plan 2005 [Member]	Feb. 04, 2005 Share Incentive Plan 2005 [Member] Minimum [Member]	Jun. 01, 2010 Equity Incentive Plan 2010 [Member] Common Class A [Member]	Jun. 01, 2010 Equity Incentive Plan 2010 [Member] Common Class A [Member] Maximum [Member]	Jun. 01, 2010 Equity Incentive Plan 2010 [Member] Incentive Shares Option [Member] Maximum [Member]	Jun. 01, 2010 Equity Incentive Plan 2010 [Member] Incentive Shares Option [Member] Employees [Member] Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant															1,500,000	20,282,353		19,000,000
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser																	10.00%				10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)																	110.00%				110.00%
Purchase price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)																	100.00%
Expiration term															10 years					10 years	5 years
Vesting period															4 years
Number of shares to be added to the 2010 Plan from the 2005 Plan																			10,000,000
Annual increase in shares authorized on the first day of each fiscal year																		25,000,000
Annual increase in shares authorized on the first day of each fiscal year (as a percent)																		5.00%
Automatic termination period of the plan															10 years
Granted (in shares)													24,340,771
Denominator used to determine number of shares of restricted stock subject to each award														$ 200
Share-based compensation expenses	3,584
Unrecognized share-based compensation expenses	13,619
Conversion of convertible loans to ordinary shares (in shares)				170,368,902	972,782,696		170,368,902			501,508,621	170,368,902	170,368,902
Share price (in dollars per share)								$ 0.1155						$ 0.0493
Difference between the fair value of the consideration and ordinary shares	5,110	22,826	34,971			94,360		$ 15,421	94,360